Operating Lease Right of Use Assets	12 Months Ended
Dec. 31, 2025
Operating Lease Right of Use Assets [Abstract]
OPERATING LEASE RIGHT OF USE ASSETS

14 – OPERATING LEASE RIGHT OF USE ASSETS

Operating lease right of use assets consists of the following:

	Dec 31, 2025	Dec 31, 2024

Buildings	1,160,162	1,180,005
Vehicles	1,144,516	698,878
Less: Accumulated depreciation	(1,397,260)	(1,041,535)
Total	907,418	837,348

The following table summarizes the operating lease expenses recorded in the consolidated statement of operations for the years ended on December 31, 2025, 2024 and 2023:

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024	January 1 - Dec 31, 2023

Cost of revenues	1,472,374	1,434,503	2,210,841
Total	1,472,374	1,434,503	2,210,841